Segmented financial information - Property and equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property and equipment	$ 460,974	$ 215,835
Australia
Disclosure of operating segments [line items]
Property and equipment	325,228	95,324
Canada
Disclosure of operating segments [line items]
Property and equipment	113,242	$ 120,511
United Kingdom
Disclosure of operating segments [line items]
Property and equipment	14,084
United State
Disclosure of operating segments [line items]
Property and equipment	$ 8,420